SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 9 - SUBSEQUENT EVENTS

On May 5, 2015, the Company filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission to raise $50 million from the sale of the Company’s common stock. The Company intends to use the proceeds from the offering to pay down debt, and for general corporate purposes.